Insurance Contracts - Summary of foreign exchange rate risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Insurance contracts issued [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase insurance contracts	[1],[2]	₩ (61,733)	₩ (63,895)
Increase decrease in profit loss due to reasonably possible decrease insurance contracts	[1],[2]	61,733	63,895
Increase decrease in equity due to reasonably possible increase insurance contracts	[1],[2]	14,977	15,268
Increase decrease in equity due to reasonably possible decrease insurance contracts	[1],[2]	(14,977)	(15,268)
Reinsurance contracts held [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase reinsurance contracts	[1],[2]	(35)	(73)
Increase decrease in profit loss due to reasonably possible decrease reinsurance contracts	[1],[2]	35	73
Increase decrease in equity due to reasonably possible increase reinsurance contracts	[1],[2]	7	16
Increase decrease in equity due to reasonably possible decrease reinsurance contracts	[1],[2]	₩ (7)	₩ (16)

[1]	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
[2]	No shocks were applied to the risk adjustment within the fulfillment cash flows.